Real Estate - Ongoing Replacement Reserve (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Roll Forward]
Restricted cash	$ 35,831	$ 58,430	$ 15,807
Real Estate Asset Acquisitions and Contributions
Restricted Cash [Roll Forward]
Restricted cash	35,831	58,430	15,807
Real Estate Asset Acquisitions and Contributions | Deposits
Restricted Cash [Roll Forward]
Restricted cash	22,909	48,129	12,945
Real Estate Asset Acquisitions and Contributions | Midland Mortgage Loan Restricted Lockbox
Restricted Cash [Roll Forward]
Restricted cash	$ 12,922	10,301	$ 2,862
Real Estate Asset Acquisitions and Contributions | Escrow Reserve
Restricted Cash [Roll Forward]
Restricted cash		$ 28,700